Management Compensation And Incentive Plans (Schedule Of Stock Options Outstanding And Exercisable) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, Lower Range	$ 2.83
Range of Exercise Prices, Upper Range	$ 22.57
Range Of Exercise Prices $2.83 to $22.57 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number Outstanding	1,730,149
Options Outstanding, Weighted Average Remaining Contractual Life in Years	7 years 3 months 22 days
Options Outstanding, Weighted Average Exercise Prices	$ 12.35
Options Exercisable, Number Exercisable	948,662
Options Exercisable, Weighted Average Exercise Prices	$ 12.44